Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 05, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2013